Investment in associate - Schedule of information about gain on disposal of interest in subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Gain on disposal of interest in subsidiary	$ 5,179	$ 0
Storion Energy [Member]
Disclosure of associates [line items]
Fair value of retained investment	10,830	0
Cash proceeds received	1,000	0
Total consideration	11,830	0
Carrying amount of former subsidiary's net assets	(6,651)	0
Gain on disposal of interest in subsidiary	$ 5,179	$ 0